Information by segment	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Information by segment	Information by segment
The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer, who periodically reviews financial information at the country level. Thus, each of the separate countries in which the Company operates is considered an operating segment.
The Company has aggregated operating segments into the following reporting segments for the purposes of its consolidated financial statements: (i) Mexico and Central America division (comprising the following countries: Mexico (including corporate operations),
Guatemala, Nicaragua, Costa Rica and Panama), and (ii) the South America division (comprising the following countries: Brazil, Argentina, Colombia, and Uruguay).

The Company determined that the quantitative and qualitative aspects of the aggregated operating segments are similar in nature for all periods presented. In evaluating the appropriateness of aggregating operating segments, the key indicators considered included but were not limited to:(i) similarities of customer base, products, production processes and distribution processes and (ii) historical and projected financial and operating statistics, historically and according to the Company´s estimates the financial trends of the countries aggregated into an operating segment have behaved in similar ways and are expected to continue to do so.

Inter-segment revenues are not material and are eliminated upon consolidation. Each operating segment reported reflects figures net of intersegment revenues.

Segment disclosure for the Company’s consolidated operations is as follows:

2023	Mexico and Central America (1)	South America (2)	Consolidated
Total revenues	Ps. 149,362	Ps. 95,726	Ps. 245,088
Intercompany revenue	8,427	26	8,453
External Revenues	Ps. 140,935	Ps. 95,700	Ps. 236,635
Gross profit	71,665	39,195	110,860
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	18,152	10,640	28,792
Depreciation and amortization	6,788	3,743	10,531
Non-cash items other than depreciation and amortization	864	843	1,707
Equity in earnings (loss) of associated companies and joint ventures	206	9	215
Total assets	168,011	105,509	273,520
Investments in associate companies and joint ventures	7,963	1,283	9,246
Total liabilities	104,898	34,917	139,815
Capital expenditures, net (3)	13,415	7,981	21,396

2022	Mexico and Central America (1)	South America (2)	Consolidated
Total revenues	Ps. 131,002	Ps. 95,738	Ps. 226,740
Intercompany revenue	6,487	2	6,489
External Revenues	Ps. 124,515	Ps. 95,736	Ps. 220,251
Gross profit	62,035	38,265	100,300
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	15,797	9,990	25,787
Depreciation and amortization	6,424	4,001	10,425
Non-cash items other than depreciation and amortization	957	781	1,738
Equity in earnings (loss) of associated companies and joint ventures	417	(31)	386
Total assets	172,711	105,284	277,995
Investments in associate companies and joint ventures	6,925	1,527	8,452
Total liabilities	113,554	32,565	146,119
Capital expenditures, net (3)	11,759	7,906	19,665

2021	Mexico and Central America (1)	South America (2)	Consolidated
Total revenues	Ps. 115,794	Ps. 79,010	Ps. 194,804
Intercompany revenue	5,415	13	5,428
External Revenues	Ps. 110,379	Ps. 78,997	Ps. 189,376
Gross profit	57,366	31,232	88,598
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	15,792	7,060	22,852
Depreciation and amortization	5,988	3,846	9,834
Non-cash items other than depreciation and amortization	1,052	561	1,613
Equity in earnings (loss) of associated companies and joint ventures	141	(53)	88
Total assets	170,543	101,024	271,567
Investments in associate companies and joint ventures	5,991	1,503	7,494
Total liabilities	115,738	28,257	143,995
Capital expenditures, net (3)	9,800	4,064	13,865
(1) Central America includes Guatemala, Nicaragua, Costa Rica and Panama. Domestic (Mexico only) revenues were Ps. 122,615, Ps. 106,911 and Ps. 94,762 during the years ended December 31, 2023, 2022 and 2021, respectively. Domestic (Mexico only) total assets were Ps. 146,253, Ps. 152,236 and Ps. 149,421 as of December 31, 2023, 2022 and 2021, respectively. Domestic (Mexico only) total liabilities were Ps. 98,652, Ps. 108,073 and Ps. 109,945 as of December 31, 2023, 2022 and 2021, respectively.
(2) South America includes Brazil, Argentina, Colombia and Uruguay. South America revenues include Brazilian revenues of Ps. 66,963, Ps. 63,944 and Ps. 53,051 during the years ended December 31, 2023, 2022 and 2021, respectively. Brazilian total assets were Ps. 77,513, Ps. 77,026 and Ps. 74,163 as of December 31, 2023, 2022 and 2021, respectively. Brazilian total liabilities were Ps. 26,571, Ps. 24,003 and Ps. 20,440 as of December 31, 2023, 2022 and 2021, respectively. South America revenues also include Colombian revenues of Ps. 17,680 Ps. 16,799 and Ps. 14,180 during the years ended December 31, 2023, 2022 and 2021, respectively. Colombian total assets were Ps. 17,753, Ps. 14,607 and Ps. 15,132 as of December 31, 2023, 2022 and 2021, respectively. Colombian total liabilities were Ps. 5,337, Ps. 3,902 and Ps. 3,395 as of December 31, 2023, 2022 and 2021, respectively. South America revenues also include Argentine revenues of Ps. 6,668, Ps. 10,917 and Ps. 8,408 during the years ended December 31, 2023, 2022 and 2021, respectively. Argentine total assets were Ps. 4,304, Ps. 7,344 and Ps. 6,087 as of December 31, 2023, 2022 and 2021, respectively. Argentine total liabilities were Ps. 1,456, Ps. 2,378 and Ps. 2,013 as of December 31, 2023, 2022 and 2021, respectively. South America revenues also include Uruguay revenues of Ps. 4,415, Ps. 4,078 and Ps. 3,371 during the years ended on December 31, 2023, 2022 and 2021, respectively. Uruguay total assets were Ps. 5,939, Ps. 6,307 and Ps. 5,642 as of December 31, 2023, 2022 and 2021, respectively. Uruguay total liabilities were Ps. 1,553, Ps. 2,282 and Ps. 2,409, as of December 31, 2023, 2022 and 2021, respectively.
(3) Includes disposals of property, plant and equipment, intangible assets and other long-lived assets of 2023 is Ps. 93, 2022 Ps. 250 and 2021 Ps. 57